Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended
	Jul. 29, 2026	Jul. 10, 2026	Jun. 30, 2026	Jun. 30, 2025	May 20, 2026
Subsequent Events [Abstract]
Dividends paid			$ 1,772	$ 751
Regular Quarterly Dividend for Q1-2026 [Member]
Subsequent Events [Abstract]
Dividend payable date			Jul. 10, 2026
Dividend record date			Jun. 29, 2026
Dividend payable, date declared			May 20, 2026
Dividend payable (in dollars per share)					$ 0.1
Subsequent Event [Member] | Regular Quarterly Dividend for Q1-2026 [Member]
Subsequent Events [Abstract]
Dividends paid		$ 954
Subsequent Event [Member] | Regular Quarterly Dividend for Q2-2026 [Member]
Subsequent Events [Abstract]
Dividend payable date	Oct. 09, 2026
Dividend record date	Sep. 25, 2026
Dividend payable, date declared	Jul. 29, 2026
Dividend payable (in dollars per share)	$ 0.1